STOCK OPTIONS AND WARRANTS (Details Textual) - USD ($)		12 Months Ended
	Jan. 11, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation		$ 210,180	$ 219,239	$ 0
Two Thousand Fifteen Israeli Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Aggregate fair Value	$ 160,187
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 64,795
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		4 years 11 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 240,242
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.147
Employees And Directors [Member]
Share-based Compensation		$ 80,094